Reverse Recapitalization - Schedule of Proceeds from Reverse Capitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Cash balance	$ 429,952	$ 92,229
Less redemption of Accel shares prior to reverse recapitalization	(413,733)	0	$ (3,343)	$ (123)
Cash balance prior to backstop equity financing	16,219
Plus funds from Investment Private Placement	48,038
Cash balance	64,257	$ 125,403	$ 92,229
Payment for sponsor loan	(4,000)
Transaction costs related to the reverse recapitalization, net of tax	(31,005)
Net equity infusion prior to stock issuance	29,252
Impact of stock issued in reverse recapitalization	10
Net equity infusion from reverse recapitalization	29,262
Less impact from conversion of treasury stock and issuance of warrants	(7,415)
Net impact to additional paid-in-capital from reverse recapitalization	$ 21,847